Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 29,175,156	$ 3,317,887
Goods in transit	14,342,015
Finished goods	10,030,754	16,666,207
Total inventories	$ 53,547,925	$ 19,984,094